SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 23, 2024 USD ($)	Jun. 23, 2024	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Aug. 23, 2024 ₪ / shares shares	Aug. 23, 2024 $ / shares shares	Dec. 31, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issue			5,096,760				5,079,313
Gross proceeds from the offering | $			$ 86	$ 336
Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Reverse share split		Evogene announced a reverse share split of its issued and outstanding Ordinary Shares, at a ratio of 1-for-10, which was implemented after market close on July 24, 2024. Evogene’s Ordinary Shares began trading on the Nasdaq Capital Market on a post-reverse split basis at the market open on July 25, 2024, and on the Tel Aviv Stock Exchange at the market open on July 28, 2024.
Subsequent Event | Institutional Investor | Definitive Securities Purchase Agreement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issue					265,000	265,000
Gross proceeds from the offering | $	$ 5,500
Subsequent Event | Institutional Investor | Definitive Securities Purchase Agreement | Pre-Funded Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued					1,427,308	1,427,308
Exercise price of warrants | ₪ / shares					₪ 0.0001
Description for warrants	Each ordinary share (or ordinary share equivalent in lieu thereof) was sold with one Series A ordinary warrant to purchase one ordinary share and one Series B ordinary warrant to purchase one ordinary share at a combined purchase price of US$3.25.
Subsequent Event | Institutional Investor | Definitive Securities Purchase Agreement | Series A ordinary warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued					1,692,308	1,692,308
Exercise price of warrants | $ / shares						$ 3.55
Warrant expiration period	five years from issuance
Subsequent Event | Institutional Investor | Definitive Securities Purchase Agreement | Series B ordinary warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued					1,692,308	1,692,308
Exercise price of warrants | $ / shares						$ 3.55
Warrant expiration period	eighteen months from issuance